Hedge accounting (Detail 1.1) - Fair value hedges - Fair value hedges of interest rate risk - Hedging instruments: Interest rate swaps - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Hedge Accounting [Line Items]
Nominal amount	[1]	$ 63,816
Derivative financial assets		27	$ 49
Derivative financial liabilities		1	2
Hedged items: Debt issued measured at amortized cost
Carrying amount	[1]	63,785
of which: accumulated amount of fair value hedge adjustment		(298)
UBS AG
Disclosure Of Hedge Accounting [Line Items]
Nominal amount	[1]	63,816
Derivative financial assets		27	49
Derivative financial liabilities		1	$ 2
Hedged items: Debt issued measured at amortized cost
Carrying amount	[1]	28,139
of which: accumulated amount of fair value hedge adjustment		282
Hedged Item Funding From UBS Group And Its Subsidiaries [Abstract]
Carrying amount	[1]	35,647
of which: accumulated amount of fair value hedge adjustment		$ (580)

[1]	This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.